Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2024
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of costs related to the properties [Table Text Block]
	Balance April 30, 2022	Additions	Balance April 30, 2023	Additions		Balance April 30, 2024
Acquisition costs
Cash	$19,744,301	$6,396,000	$26,140,301	$-		$26,140,301
Effective settlement of loans receivables	1,190,024	-	1,190,024	-		1,190,024
Shares	58,146,988	-	58,146,988	882,830	*	59,029,818
Subtotal	$79,081,313	$6,396,000	$85,477,313	$882,830		$86,360,143

	Balance April 30, 2022	Additions	Balance April 30, 2023	Additions		Balance April 30, 2024
Exploration costs
Analysis	$5,166,595	$3,135,842	$8,302,436	3,069,729		$11,372,165
Depreciation	23,951	53,711	77,662	94,996		172,658
Drilling	20,936,016	14,672,917	35,608,933	12,867,027		48,475,960
Ejido rights	421,243	-	421,243	-		421,243
Engineering consulting	671,537	512,516	1,184,053	47,252		1,231,305
Equipment	1,306,386	1,094,354	2,400,740	1,590,199		3,990,939
Field cost	4,342,210	1,711,210	6,053,420	2,754,630		8,808,050
Geological consulting	4,203,068	3,930,707	8,133,775	5,571,329		13,705,104
Geophysical survey	-	158,542	158,542	3,693		162,235
Geotech	-	-	-	182,599		182,599
GIS management	-	203,054	203,054	164,414		367,468
Land and reclamation fees	-	-	-	20,727		20,727
Maintenance	396,939	452,923	849,862	811,532		1,661,394
Metallurgical testing	-	-	-	134,005		134,005
Other consulting	-	-	-	42,760		42,760
Project development	-	-	-	5,391,840		5,608,277
Rent of land	239,695	146,953	386,648	-		386,648
Special project	-	-	-	43,408		43,408
Travel and miscellaneous	2,375,661	4,675,810	7,051,471	645,381		7,696,852
Subtotal	$40,083,301	$30,748,538	$70,831,839	$33,435,521		$104,267,360

	$119,164,614	$37,144,538	$156,309,152	$34,318,351		$190,627,503

Effect of change in exchange rate	(374,872)	6,797,445	6,422,573	11,656,418		18,078,991

Total	$118,789,742	$43,941,983	$162,731,725	$45,974,769		$208,706,494

* Shares addition during the year ended April 30, 2024, is related to the acquisition of El Richard – San Enrique claims.

Goanna Resources Sapi De Cv [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of cash payment and consideration shares issued [Table Text Block]
In US$	Cash	Shares (ii)
	$
Signing of nonbinding LOI (i)	100,000
Closing of the transaction	-	257,937
3 months from effective date	150,000	476,190
6 months from effective date	275,000	535,714
9 months from effective date	225,000	595,238
12 months from effective date	350,000	714,286
15 months from effective date	300,000	833,333
18 months from effective date	375,000	952,381
24 months from effective date	1,300,000	1,190,476
	3,075,000	5,555,555